Loss on Disposal of PP&E and Intangibles and Impairment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loss on Disposal of PP&E and Intangibles and Impairment
29.

Loss on Disposal of PP&E and Intangibles and Impairment
The gain or loss is determined as the difference between the selling price and residual book value of the investment, PP&E,
and
intangible asset disposed of. In 2019, the loss was R$ 30,019 (losses of R$ 22,088 in 2018 and R$ 2,242 in 2017), represented primarily from sale of PP&E and closing stores of Extrafarma. Additionally, in 2019, impairment testing purposes identify the recognition of impairment in the amount of R$ 593,280 for goodwill of Extrafarma
 (see Note 15.a).